Capital Stock	3 Months Ended
Sep. 30, 2017
Successor
Capital Stock

NOTE 8–CAPITAL STOCK

During the six months ended September 30, 2017, we issued 49,200,000 shares of common stock for $492,000. We issued 125,000 shares of common stock with a value of $7,500 for a 1-year consulting agreement and we issued 80,000,000 shares of common stock with a value of $2,256,000 for a 15-year license agreement; therefore, $47,591 was recorded as expense in the six months ended September 30, 2017, $7,295 was recorded as a prepaid asset, and $2,208,614 was recorded as an other asset. We also issued 239,575,884 shares of our common stock in settlement of debt, wherein accrued liabilities, principal, accrued interest, and derivative liabilities were extinguished in the amounts of $435,892, $2,348,606, $20,696, and $38,557, respectively, and we recognized a loss on the settlement of debt in the amount of $3,186,394 in the statement of operations for the six months ended September 30, 2017. In conjunction with the shares issued for the settlement of debt, a gain of $413,012 related to the period prior to the reverse acquisition with Wealth Generators was excluded from the statement of operations. In conjunction with the reverse acquisition, we issued 1,358,670,942 shares of common stock (see Note 5).

As of September 30 and March 31, 2017, we had 1,853,461,281 and 125,889,455 shares of common stock issued and 1,853,459,981 and 125,888,155 shares of common stock outstanding, respectively.